Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	COLONIAL PROPERTIES TRUST
Entity Central Index Key	0000909111
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	CLP
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Colonial Realty Limited Partnership
Entity Information [Line Items]
Entity Registrant Name	COLONIAL REALTY LIMITED PARTNERSHIP
Entity Central Index Key	0001013844
Entity Filer Category	Non-accelerated Filer